Note 11 - Stock Incentive Plan (Details Textual)						12 Months Ended
	Nov. 05, 2020 shares	Nov. 04, 2019 shares	Nov. 21, 2018 shares	Nov. 02, 2017 shares	Jul. 31, 2014 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Share-based Payment Arrangement, Expense | $						$ 121,631	$ 97,919	$ 124,487
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total | $						$ 143,878
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)						45,900	15,444	15,681
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period (in shares)						817	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares						$ 8.39
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)						343 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Granted in Period, Fair Value | $						$ 124,389	$ 125,560	$ 134,232
The 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)					75,000
Share Based Compensation Arrangement By Share Based Payment Awarded Term (Year)					10 years
The 2014 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			15,681	12,534				15,681
Number of Key People Issued Awards			18	18
The 2014 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%	50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	27,100	8,713	9,021	7,213
The 2014 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Eurobulk Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	18,800	6,731	6,660	5,321
The 2014 Plan [Member] | Restricted Stock [Member] | The 17 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		15,444					15,444
Number of Key People Issued Awards		17
The 2014 Plan [Member] | Restricted Stock [Member] | The 17 Key Persons [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 17 Key Persons [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 16 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	45,900
Number of Key People Issued Awards	16
The 2014 Plan [Member] | Restricted Stock [Member] | The 16 Key Persons [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 16 Key Persons [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%